Loss on sale of vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Loss on sale of vessels
Sales proceeds	$ 40,727
Net book value of vessel	(46,829)
Sales related costs	(815)
Loss on sale of vessels	(6,917)
Loss on vessel held for sale		$ 6,447
Ardmore Sealeader [Member]
Loss on sale of vessels
Sales proceeds	13,239
Net book value of vessel	(16,251)
Sales related costs	(265)
Loss on sale of vessels	(3,277)
Ardmore Sealifter [Member]
Loss on sale of vessels
Sales proceeds	13,239
Net book value of vessel	(15,886)
Sales related costs	(265)
Loss on sale of vessels	(2,912)
Ardmore Sealancer [Member]
Loss on sale of vessels
Sales proceeds	14,249	40,700
Net book value of vessel	(14,692)
Sales related costs	(285)
Loss on sale of vessels	$ (728)	$ (6,900)